Segment Information (Details 3) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total assets	$ 24,454	$ 26,572
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	19,571	19,474
Operating Segments [Member] | Aerospace Systems
Segment Reporting Information [Line Items]
Total assets	7,049	6,828
Operating Segments [Member] | Mission Systems
Segment Reporting Information [Line Items]
Total assets	9,475	9,509
Operating Segments [Member] | Technology Services
Segment Reporting Information [Line Items]
Total assets	3,047	3,137
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 4,883	$ 7,098